Joint ventures and associates - Summary of Carrying Amount of Interests in Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures	$ 17,382	$ 17,056
Carrying amount of interests in associates	7,075	6,808
Joint ventures and associates	$ 24,457	$ 23,864